Overview (Tables)	6 Months Ended
Dec. 31, 2025
Overview [Abstract]
Schedule of Details of Subsidiaries

The details of its subsidiaries are as follows:

		Percentage of effective ownership
Name of subsidiary		held by the Company
(Country of incorporation and principal place of business)	Principal activities	June 30, 2025	December 31, 2025

TEM SP Limited	Investment holding	100%	100%
(British Virgin Islands)

Linkers Asia Pacific Limited	Investment holding	N/A	100%
(British Virgin Islands)

TEM Electronics (M) Sdn Bhd	Manufacturing of connectors,	100%	100%
(Malaysia)	assemblies and wire harness